File No. 033-45961

File No. 811-06569

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.
Post-Effective Amendment No. 125	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 125	☒

IVY FUNDS

(a Delaware statutory trust)

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas	66202-4200
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code (913) 236-2000

Philip A. Shipp

6300 Lamar Avenue

Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

Approximate date of proposed public offering: As soon as practicable after the effectiveness of this amendment to the Registrant’s registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☒	on April 3, 2017 pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment No. 125 (Amendment) to the registration statement of Ivy Funds (Registrant) on Form N-1A is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 to amend and supplement Post-Effective Amendment No. 115 to the Registrant’s registration statement on Form N-1A filed on July 28, 2016 (Accession No. 0001193125-16-661904) as it relates only to the prospectus (Part A) and statement of additional information (SAI) (Part B) of the Ivy Core Equity Fund, a series of Registrant (Fund). The prospectus and SAI of the Fund, as filed in Post-Effective Amendment No. 115, are incorporated into this Amendment by reference. This Amendment is being filed to register an additional class of shares for the Fund under the 1933 Act and to add disclosure related to certain scheduled variations in, and eliminations of, sales charges for specific intermediaries. This Amendment does not otherwise delete, amend or supersede any other information relating to any other series of the Registrant.

SUPPLEMENT DATED [                ] [    ], 2017

TO THE PROSPECTUS DATED JULY 29, 2016

OF

IVY CORE EQUITY FUND

(a series of Ivy Funds)

Effective on [    ], 2017, the Ivy Core Equity Fund (the Fund) will begin offering Class T shares. In addition, effective on [    ], 2017, additional sales charge reduction and waiver categories will be added to Class A shares of the Fund for purchases through specific intermediaries. Therefore, the prospectus of the Fund is amended as follows:

I.	The table listing the Fund’s classes on the cover of the prospectus is replaced with the following:

Class A	Class B	Class C	Class E	Class I	Class R	Class R6	Class T	Class Y
WCEAX	WCEBX	WTRCX	ICFEX	ICIEX	IYCEX	ICEQX	Pending	WCEYX

II.	In the Fund Summary, the entire “Fees and Expenses” section beginning on page 3 of the prospectus is replaced with the following:

Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. You may qualify for a sales charge discount if you invest at least $250,000 in Class T Shares of the Fund. More information about these and other discounts is available from your financial professional, as well as in the Sales Charge Reductions section on page 237 of the Fund’s prospectus, in the Purchase, Redemption and Pricing of Shares section on page 134 of the Fund’s statement of additional information (SAI) and in Appendix A – Intermediary Sales Charge Discounts and Waivers. The Fund’s Class B shares are not available for purchase by new or existing investors, but are available for dividend reinvestment and exchanges.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class E	Class I	Class R	Class R6	Class T3	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	5.75%	None	None	5.75%	None	None	None	2.50%	None
Maximum Deferred Sales Charge (Load) (as % of lesser of amount invested or redemption value)	1.00%[1]	5.00%[1]	1.00%[1]	None	None	None	None	None	None
Maximum Account Fee	$20[2]	None	$20[2]	$20[2]	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class R	Class R6	Class T	Class Y
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.50%	0.00%	0.25%	0.25%
Other Expenses	0.23%	0.39%	0.21%	0.48%	0.20%	0.30%	0.05%	[ ]%[4]	0.20%
Total Annual Fund Operating Expenses	1.18%	2.09%	1.91%	1.43%	0.90%	1.50%	0.75%	[ ]%	1.15%
Fee Waiver and/or Expense Reimbursement[5]	0.03%	0.00%	0.00%	0.30%	0.06%	0.00%	0.00%	[ ]%	0.31%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	2.09%	1.91%	1.13%[6]	0.84%	1.50%	0.75%	[ ]%	0.84%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

[3]	The Fund began offering Class T shares on [April 3], 2017.

[4]	The Fund began offering Class T shares on [April 3], 2017. Other expenses for Class T shares are based on estimated amounts for the current fiscal year.

[5]	Through [ ], Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class A shares at 1.15%, Class E shares at 1.13%, Class I shares at 0.84% and Class Y shares at 0.84%. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Board of Trustees.

[6]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to reflect a change in the contractual class waiver.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[TO BE UPDATED IN RULE 485(B) FILING:]

	1 Year		3 Years		5 Years		10 Years
Class A	$685		$925		$1,184		$1,922
Class B	612		955		1,224		2,188
Class C	194		600		1,032		2,233
Class E	704		1,034		1,385		2,365
Class I	86		281		493		1,102
Class R	153		474		818		1,791
Class R6	77		240		417		930
Class T	[	]	[	]	[	]	[	]
Class Y	86		335		603		1,370

You would pay the following expenses if you did not redeem your shares:

	1 Year		3 Years		5 Years		10 Years
Class A	$685		$925		$1,184		$1,922
Class B	212		655		1,124		2,188
Class C	194		600		1,032		2,233
Class E	704		1,034		1,385		2,365
Class I	86		281		493		1,102
Class R	153		474		818		1,791
Class R6	77		240		417		930
Class T	[	]	[	]	[	]	[	]
Class Y	86		335		603		1,370

III.	In the Fund Summary, the “Performance” section beginning on page 5 of the prospectus is replaced with the following:

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the Fund’s returns with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyinvestments.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

[TO BE UPDATED IN RULE 485(B) FILING:]

[TO BE UPDATED IN RULE 485(B) FILING:]

[In the period shown on the chart, the highest quarterly return was 17.42% (the third quarter of 2009) and the lowest quarterly return was -20.49% (the fourth quarter of 2008). The Class A return for the year through June 30, 2016 was -0.62%.]

[TO BE UPDATED IN RULE 485(B) FILING:]

Average Annual Total Returns

as of December 31, 2016	1 Year		5 Years		10 Years (or Life of Class)
Class A
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%
Class B
Return Before Taxes	[	]%	[	]%	[	]%
Class C
Return Before Taxes	[	]%	[	]%	[	]%
Class E (began on 04-02-2007)
Return Before Taxes	[	]%	[	]%	[	]%
Class I (began on 04-02-2007)
Return Before Taxes	[	]%	[	]%	[	]%
Class R (began on 12-19-2012)
Return Before Taxes	[	]%	[	]%	[	]%
Class R6 (began on 07-31-2014)
Return Before Taxes	[	]%	[	]%	[	]%
Class T (began on [04-03 -17])
Return Before Taxes	[	]%	[	]%	[	]%
Class Y
Return Before Taxes	[	]%	[	]%	[	]%

Indexes	1 Year		5 Years		10 Years
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%
Lipper Large-Cap Core Funds Universe Average (net of fees and expenses)	[	]%	[	]%	[	]%

IV.	In the Fund Summary, the paragraph under “Purchase and Sale of Fund Shares” on page 7 of the prospectus is replaced with the following:

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your broker-dealer or financial advisor (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes except Class T), or by telephone (Class A, B and C: 800.777.6472) or internet (www.ivyinvestments.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. You may purchase or redeem Class T shares any business day through your dealer or other financial intermediary that has an agreement with Ivy Distributors, Inc. (IDI), the Fund’s distributor, to sell Class T shares of the Fund. Not all financial intermediaries make Class T shares available to their customers. Please contact your selling broker-dealer to sell shares of the Fund. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R and Class R6 shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to purchase or sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors, but are available for dividend reinvestment and exchanges.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IDI may reduce or waive the minimums in some cases:

For Class A, Class C and Class E:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class R, Class R6, Class T and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

V.	The “Your Account – Choosing a Share Class” section on page 235 is replaced with the following:

Each class of shares offered in this Prospectus has its own sales charge, if any, and expense structure. The decision as to which class of shares of the Fund is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If you are investing a substantial amount and plan to hold your shares for a long time, Class A shares may be the most appropriate for you. If you are investing a lesser amount over a shorter term, you may want to consider Class C shares (if investing for fewer than five years). Class C shares are not available for investments of $1 million or more. Class E shares, Class I shares, Class R shares, Class R6 shares, Class T shares and Class Y shares are described below. Class B shares are not available for purchase by new or existing investors, but are available for dividend reinvestment and exchanges.

Since your objectives may change over time, you may want to consider another class when you buy additional Fund shares. All of your future investments in the Fund will be made in the class you select when you open your account, unless you inform the Fund otherwise, in writing, when you make a future investment.

General Comparison of Class A, Class B, Class C and Class T Shares

Class A	Class B1	Class C2	Class T3

Initial sales charge	N/A	No initial sales charge	Initial sales charge

1.00% deferred sales charge[4]	Deferred sales charge on shares you sell within six years after purchase	A 1% deferred sales charge on shares you sell within 12 months after purchase	Deferred sales charge is not applicable

Maximum distribution and service (12b-1) fees of 0.25%	Maximum distribution and service (12b-1) fees of 1.00%	Maximum distribution and service (12b-1) fees of 1.00%	Maximum distribution and service (12b-1) fees of 0.25%

	Converts to Class A shares eight years from the month in which the shares were purchased, thus reducing future annual expenses	Does not convert to Class A shares, so annual expenses do not decrease

For an investment of $1 million or more, only Class A shares are available	N/A	Shareholders investing $1 million or more may not purchase Class C shares. Such requests to purchase Class C shares will automatically be treated as a request to purchase Class A shares	N/A

[1]	The Funds’ Class B shares are not available for purchase by new or existing investors, but are available for dividend reinvestment and exchanges.

[2]	Class C shares of Ivy Government Money Market Fund are not available for direct investment.

[3]	The Fund began offering Class T shares on [ ], 2017.

[4]	A 1% CDSC is only imposed on Class A shares purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase.

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares through a financial intermediary. Different intermediaries may impose different sales charges (including potential reductions in or waivers of sales charges) other than those listed below. Such intermediary-specific sales charge variations are described in Appendix A to this prospectus, entitled Intermediary Sales Charge Discounts and Waivers. Appendix A is incorporated herein by reference (is legally a part of this prospectus).

The Fund has adopted a Distribution and Service Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act for each of its Class A, Class B, Class C, Class E, Class R, Class T and Class Y shares. Class I shares and Class R6 shares are not covered under the Plan. The Plan permits the Fund to pay marketing and other fees to support the sale and distribution of each Class of shares as well as the services provided to shareholders by their financial advisors or financial intermediaries. Under the Plan, the Fund may pay IDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund’s Class A shares. This fee is to compensate IDI for, either directly or through third parties, distributing the Fund’s Class A shares, providing personal service to Class A shareholders and/or maintaining Class A shareholder accounts. Under the Plan, the Fund may pay IDI, on an annual basis, a maximum service fee of 0.25% of the average daily net assets of Class B and Class C shares to compensate IDI for, either directly or through third parties, providing personal service to shareholders of those classes and/or maintaining shareholder accounts for those classes and a maximum distribution fee of up to 0.75% of the average daily net assets of those classes to compensate IDI for, either directly or through third parties, distributing shares of those classes. No payment of the distribution fee will be made, and no deferred sales charge will be paid, to IDI by the Fund if, and to the extent that, the aggregate distribution fees paid by the Fund and the deferred sales charges received by IDI with respect to the Fund’s Class B or Class C shares would exceed the maximum amount of such charges that IDI is permitted to receive under the rules of the Financial Industry Regulatory Authority, Inc. (FINRA) as then in effect. Under the Plan, the Fund may pay IDI a fee of 0.25%, on an annual basis, of the average daily net assets of the Class E shares. This fee is to compensate IDI for, either directly or through third parties, distributing the Fund’s Class E shares, providing personal service to Class E shareholders and/or maintaining Class E shareholder accounts. The amounts shall be payable to IDI daily or at such other intervals as the Board may determine. Under the Plan, the Fund is authorized to pay IDI an amount not to exceed 0.50%, on an annual basis, of the average daily net assets of the Fund’s Class R shares to compensate IDI for, either directly or through third parties, distributing the Class R shares of the Fund, providing personal service to Class R shareholders and/or encouraging and fostering the maintenance of shareholder accounts of the Class R shares of the Fund. The amounts shall be payable to IDI daily or at such other intervals as the Board may determine. Under the Plan, the Fund may pay IDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund’s Class T shares to compensate IDI for, either directly or through third parties, distributing the Class T shares of the Fund, providing personal service to Class T shareholders and/or maintaining Class T shareholder accounts. Under the Plan, the Fund may pay IDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund’s Class Y shares to compensate IDI for, either directly or through third parties, distributing the Class Y shares of the Fund, providing personal service to Class Y shareholders and/or maintaining Class Y shareholder accounts.

Since these fees are paid out of the Fund’s assets or income on an ongoing basis, over time they will increase the cost, and reduce the return, of an investment. The higher fees for Class B and Class C shares may result in a lower NAV than Class A shares and may cost you more over time than paying the initial sales charge for Class A shares. All or a portion of these fees may be paid to your financial advisor.

VI.	The following is added as a new section immediately after the “Your Account – Choosing a Share Class – Class R6 Shares” section on page 244:

Class T Shares

Class T shares are subject to an initial sales charge when you buy them, based on the amount of your investment, according to the table below. The shares’ offering price includes this initial sales charge. You will not pay those initial sales charges on Class T shares purchased through reinvesting dividends and distributions. Class T shares are not subject to a contingent deferred sales charge; however, Class T shares do pay an annual 12b-1 distribution and/or service fee of up to 0.25% of average net assets.

Calculation of Sales Charges on Class T Shares

Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested		Reallowance to Dealers as Percent of Offering Price
under $250,000	2.50%	[	]%	2.50%
$250,000 to less than $500,000	2.00%	[	]%	2.00%
$500,000 to less than $1,000,000	1.50%	[	]%	1.50%
$1,000,000 and over	1.00%	[	]%	1.00%

(1)	Due to the rounding of the NAV and the offering price of a Fund to two decimal places, the actual sales charge percentage calculated on a particular purchase may be higher or lower than the percentage stated above.

Class T shares are available for orders made through certain financial intermediaries that have entered into special arrangements with the Fund and/or IDI specifically for such orders. Not all financial intermediaries make Class T shares available to their customers. Please contact your financial intermediary about the availability of Class T shares and other information.

The minimum investment amount and minimum account balance required by your financial intermediary may be different based on your intermediary’s policies and procedures. Please check with your selling broker-dealer for information about minimum investment requirements. The Fund and IDI are not responsible for, and have no control over, the decision of any financial intermediary to impose differing requirements. The Fund reserves the right to modify or waive eligibility requirements at any time.

VII.	The following replaces the last sentence of the first paragraph under the “Your Account—Choosing a Share Class—Pricing of Fund Shares” section on page 247:

The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus the applicable sales charge (for Class A, Class E and/or Class T shares).

VIII.	The table in the “Your Account—Buying Shares—Minimum Investments” section on page 250 is replaced with the following:

For Class A, Class C and Class E:
To Open an Account	$750 (per Fund)
For certain exchanges	see below[1]
For accounts opened with AIS	$150 (per Fund)*
For accounts established through payroll deductions and salary deferrals	Any amount
For retirement accounts established with employer discretionary contributions	Any amount
To Add to an Account	Any amount
For certain exchanges	$50 (per Fund)
For AIS	$50 (per Fund)
For payroll deductions and salary deferral	Any amount
For Class I, Class R, Class R6, Class T and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

[1]	Minimum investment for an exchange is either (i) a single $750 exchange or (ii) the combination of a $150 exchange in combination with either (a) a $50 per month AIS or (b) a $50 per month systematic exchange from another fund.

*	An account may be opened with no initial investment and AIS set up on the account if the account is pending a Transfer of Assets from another investment company/retirement account custodian.

IX.	The following is added as a new paragraph immediately following the sixth paragraph under the “Your Account—Exchange Privileges” section on page 254:

If you purchased Class T shares of a Fund through your financial intermediary, please contact your financial intermediary to determine its policies to effect an exchange of Class T shares. Eligible shareholders may convert their shares from one class to another class within the Fund upon request by such shareholders or their financial intermediaries. Not all share classes are available through all financial intermediaries or all their account types or programs. To determine whether you are eligible to invest in a specific class of shares, contact your financial intermediary for additional information.

X.	The “Financial Highlights” section of the prospectus beginning on page 261 is replaced with the following to include figures for the six months ended September 30, 2016:

Financial Highlights

The following information is to help you understand the financial performance of each of the classes of the Fund for the fiscal periods shown. Certain information reflects financial results for a single Fund share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and other distributions. This information (except the information for the six-months ended September 30, 2016) has been audited by Deloitte & Touche LLP, whose Reports of Independent Registered Public Accounting Firm, along with the Fund’s financial statements and financial highlights for the fiscal year ended March 31, 2016, are included in the Fund’s Annual Report to Shareholders, which is incorporated by reference into the SAI. The Annual Report contains additional performance information and will be made available upon request and without charge. The information for the six-months ended September 30, 2016 is unaudited.

[TO BE UPDATED IN RULE 485(B) FILING:]

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A Shares
Six months ended 9-30-2016
Year ended 3-31-2016	$14.29	$0.02	$(0.60)	$(0.58)	$— *	$(0.98)	$(0.98)
Year ended 3-31-2015	14.04	0.02	1.33	1.35	—	(1.10)	(1.10)
Year ended 3-31-2014	12.15	0.05	2.67	2.72	(0.04)	(0.79)	(0.83)
Year ended 3-31-2013	10.91	0.04	1.33	1.37	(0.05)	(0.08)	(0.13)
Year ended 3-31-2012	10.68	0.02	0.58	0.60	—	(0.37)	(0.37)
Class B Shares(4)
Six months ended 9-30-2016
Year ended 3-31-2016	12.36	(0.09)	(0.52)	(0.61)	—	(0.90)	(0.90)
Year ended 3-31-2015	12.32	(0.10)	1.16	1.06	—	(1.02)	(1.02)
Year ended 3-31-2014	10.78	(0.07)	2.36	2.29	—	(0.75)	(0.75)
Year ended 3-31-2013	9.75	(0.07)	1.18	1.11	—	(0.08)	(0.08)
Year ended 3-31-2012	9.59	(0.08)	0.52	0.44	—	(0.28)	(0.28)
Class C Shares
Six months ended 9-30-2016
Year ended 3-31-2016	12.71	(0.07)	(0.54)	(0.61)	—	(0.91)	(0.91)
Year ended 3-31-2015	12.63	(0.08)	1.19	1.11	—	(1.03)	(1.03)
Year ended 3-31-2014	11.03	(0.05)	2.41	2.36	—	(0.76)	(0.76)
Year ended 3-31-2013	9.95	(0.04)	1.20	1.16	—	(0.08)	(0.08)
Year ended 3-31-2012	9.77	(0.06)	0.55	0.49	—	(0.31)	(0.31)
Class E Shares
Six months ended 9-30-2016
Year ended 3-31-2016	14.23	0.00 *	(0.60)	(0.60)	—	(0.96)	(0.96)
Year ended 3-31-2015	14.00	(0.01)	1.32	1.31	—	(1.08)	(1.08)
Year ended 3-31-2014	12.12	0.02	2.67	2.69	(0.02)	(0.79)	(0.81)
Year ended 3-31-2013	10.89	0.03	1.32	1.35	(0.04)	(0.08)	(0.12)
Year ended 3-31-2012	10.67	0.01	0.59	0.60	—	(0.38)	(0.38)
Class I Shares
Six months ended 9-30-2016
Year ended 3-31-2016	15.67	0.07	(0.66)	(0.59)	(0.02)	(1.01)	(1.03)
Year ended 3-31-2015	15.29	0.07	1.45	1.52	(0.03)	(1.11)	(1.14)
Year ended 3-31-2014	13.15	0.09	2.91	3.00	(0.07)	(0.79)	(0.86)
Year ended 3-31-2013	11.78	0.08	1.44	1.52	(0.07)	(0.08)	(0.15)
Year ended 3-31-2012	11.50	0.05	0.64	0.69	—	(0.41)	(0.41)
Class R Shares
Six months ended 9-30-2016
Year ended 3-31-2016	14.23	(0.02)	(0.60)	(0.62)	—	(0.94)	(0.94)
Year ended 3-31-2015	14.01	(0.03)	1.31	1.28	—	(1.06)	(1.06)
Year ended 3-31-2014	12.13	0.01	2.67	2.68	(0.01)	(0.79)	(0.80)
Year ended 3-31-2013(5)	11.15	0.00	0.98	0.98	—	—	—
Class R6 Shares
Six months ended 9-30-2016
Year ended 3-31-2016	15.69	0.09	(0.67)	(0.58)	(0.02)	(1.02)	(1.04)
Year ended 3-31-2015(7)	15.69	0.06	1.06	1.12	(0.01)	(1.11)	(1.12)
Class Y Shares
Six months ended 9-30-2016
Year ended 3-31-2016	15.29	0.07	(0.64)	(0.57)	(0.02)	(1.01)	(1.03)
Year ended 3-31-2015	14.94	0.07	1.42	1.49	(0.03)	(1.11)	(1.14)
Year ended 3-31-2014	12.87	0.09	2.84	2.93	(0.07)	(0.79)	(0.86)
Year ended 3-31-2013	11.54	0.06	1.40	1.46	(0.05)	(0.08)	(0.13)
Year ended 3-31-2012	11.27	0.03	0.63	0.66	—	(0.39)	(0.39)

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Class A Shares
Six months ended 9-30-2016
Year ended 3-31-2016	$12.73	-4.22%	$546		1.15%		0.15%		1.18%	0.12%	62%
Year ended 3-31-2015	14.29	9.86	611		1.15		0.13		1.17	0.11	65
Year ended 3-31-2014	14.04	22.76	499		1.15		0.35		1.20	0.30	61
Year ended 3-31-2013	12.15	12.66	320		1.23		0.35		1.26	0.32	60
Year ended 3-31-2012	10.91	6.16	196		1.30		0.15		—	—	65
Class B Shares(4)
Six months ended 9-30-2016
Year ended 3-31-2016	10.85	-5.18	9		2.09		-0.79		—	—	62
Year ended 3-31-2015	12.36	8.80	11		2.08		-0.79		—	—	65
Year ended 3-31-2014	12.32	21.62	11		2.12		-0.62		—	—	61
Year ended 3-31-2013	10.78	11.49	10		2.24		-0.68		—	—	60
Year ended 3-31-2012	9.75	5.05	5		2.36		-0.89		—	—	65
Class C Shares
Six months ended 9-30-2016
Year ended 3-31-2016	11.19	-5.00	129		1.91		-0.61		—	—	62
Year ended 3-31-2015	12.71	9.04	160		1.90		-0.62		—	—	65
Year ended 3-31-2014	12.63	21.79	144		1.94		-0.44		—	—	61
Year ended 3-31-2013	11.03	11.76	115		2.02		-0.43		—	—	60
Year ended 3-31-2012	9.95	5.46	99		2.08		-0.61		—	—	65
Class E Shares
Six months ended 9-30-2016
Year ended 3-31-2016	12.67	-4.39	10		1.29		0.02		1.43	-0.12	62
Year ended 3-31-2015	14.23	9.60	10		1.35		-0.06		1.43	-0.14	65
Year ended 3-31-2014	14.00	22.57	7		1.35		0.15		1.51	-0.01	61
Year ended 3-31-2013	12.12	12.53	4		1.35		0.25		1.61	-0.01	60
Year ended 3-31-2012	10.89	6.13	3		1.35		0.10		1.72	-0.27	65
Class I Shares
Six months ended 9-30-2016
Year ended 3-31-2016	14.05	-3.93	172		0.84		0.46		0.90	0.40	62
Year ended 3-31-2015	15.67	10.14	234		0.84		0.45		0.90	0.39	65
Year ended 3-31-2014	15.29	23.18	153		0.84		0.63		0.91	0.56	61
Year ended 3-31-2013	13.15	13.08	60		0.91		0.69		0.93	0.67	60
Year ended 3-31-2012	11.78	6.57	28		0.94		0.47		—	—	65
Class R Shares
Six months ended 9-30-2016
Year ended 3-31-2016	12.67	-4.53	2		1.50		-0.18		—	—	62
Year ended 3-31-2015	14.23	9.40	2		1.50		-0.22		—	—	65
Year ended 3-31-2014	14.01	22.41	2		1.50		0.04		—	—	61
Year ended 3-31-2013(5)	12.13	8.79	—	*	1.50	(6)	-0.13	(6)	—	—	60	(8)
Class R6 Shares
Six months ended 9-30-2016
Year ended 3-31-2016	14.07	-3.84	149		0.75		0.63		—	—	62
Year ended 3-31-2015(7)	15.69	7.39	4		0.75	(6)	0.60	(6)	—	—	65	(9)
Class Y Shares
Six months ended 9-30-2016
Year ended 3-31-2016	13.69	-3.91	113		0.84		0.46		1.15	0.15	62
Year ended 3-31-2015	15.29	10.18	105		0.84		0.45		1.15	0.14	65
Year ended 3-31-2014	14.94	23.14	68		0.84		0.64		1.16	0.32	61
Year ended 3-31-2013	12.87	12.82	27		1.09		0.48		1.18	0.40	60
Year ended 3-31-2012	11.54	6.35	18		1.20		0.27		—	—	65

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(5)	For the period from December 19, 2012 (commencement of operations of the class) through March 31, 2013.

(6)	Annualized.

(7)	For the period from July 31, 2014 (commencement of operations of the class) through March 31, 2015.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2013.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2015.

XI.	The following is added as a third bullet point on the back cover of the prospectus:

∎        Appendix A to the Prospectus – Intermediary Sales Charge Discounts and Waivers, which contains more information about specific sales charge discounts and waivers available for shareholders who purchase Fund shares through a specific financial intermediary.

XII.	The following is included as Appendix A to the prospectus:

APPENDIX A

INTERMEDIARY SALES CHARGE DISCOUNTS AND WAIVERS

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Specific intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive such waivers or discounts. Please see the section entitled “Your Account – Choosing a Share Class” for more information on sales charges and waivers available for different classes.

The information in this Appendix is part of, and incorporated into, the Fund’s prospectus.

Sales Charges Eliminated for Class T Shares

[Fund-wide and Financial Intermediary-specific waivers, if any, to be inserted.]

CLASS A PURCHASES THROUGH MERRILL LYNCH

Effective [April 10, 2017], shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

∎	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission- based brokerage account and shares are held for the benefit of the plan.

∎	Shares purchased by or through a 529 Plan.

∎	Shares purchased through a Merrill Lynch affiliated investment advisory program.

∎	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform.

∎	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable).

∎	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

∎	[Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date.]

∎	Employees and registered representatives of Merrill Lynch or its affiliates and their family members.

∎	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus.

∎	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

CDSC Waivers on Class A, B and C Shares available at Merrill Lynch

∎	Death or disability of the shareholder.

∎	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.

∎	Return of excess contributions from an IRA Account.

∎	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2.

∎	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.

∎	Shares acquired through a right of reinstatement.

∎	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only).

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

∎	Breakpoints as described in this prospectus.

∎	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

∎	[Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time] (if applicable)

Please keep this supplement with your prospectus for future reference.

SUPPLEMENT DATED [                ] [    ], 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 29, 2016 OF

IVY CORE EQUITY FUND

(a series of Ivy Funds)

Effective on [                ], 2017, the Ivy Core Equity Fund (the Fund) will begin offering Class T shares. Therefore, the statement of additional information (SAI) of the Fund is amended as follows:

I.	The table listing the Fund’s classes on the cover of the SAI is replaced with the following:

Class A	Class B	Class C	Class E	Class I	Class R	Class R6	Class T	Class Y
WCEAX	WCEBX	WTRCX	ICFEX	ICIEX	IYCEX	ICEQX	Pending	WCEYX

II.	The second paragraph on page 1 is revised as follows:

This SAI incorporates by reference information that appears in the Fund’s Annual Report for the fiscal year ended March 31, 2016, as well as the unaudited financial statements in the Fund’s Semiannual Report to shareholders for the period ended September 30, 2016. The Annual Report and Semiannual Report are delivered to all current shareholders. To obtain a copy of the Fund’s most recent Annual and/or Semiannual Reports, without charge, contact the Trust or IDI at the address or telephone number above. Copies of the Annual and/or Semiannual Reports also are available at www.ivyinvestments.com.

III.	The first paragraph and corresponding table under the “Control Persons and Principal Holders of Securities” section on page 68 is replaced with the following:

The following table sets forth information with respect to the Fund, as of [                ], 2017, regarding the record or beneficial ownership of 5% or more of any class of Fund shares. Shareholders who have the power to vote a large percentage of shares (at least 25% of the voting shares of the Fund) of the Fund can control the Fund and affect the outcome of a proxy vote or the direction of management of the Fund.

[PRINCIPAL HOLDERS AS OF 30 DAYS FROM FILING (IF APPLICABLE) WILL BE INCLUDED IN RULE 485(B) FILING]

IV.	The paragraph immediately following the table under the “Control Persons and Principal Holders of Securities” section on page 95 is replaced with the following:

[TO BE PROVIDED IN RULE 485(B) FILING:] As of [                ], 2017, all of the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of each class of the Funds.

V.	The following is added as a new paragraph immediately following the eighth paragraph under the “Investment Advisory and Other Services—Shareholder Services” section on page 98:

With respect to Class T shares, the Fund pays WISC an annual fee (payable monthly) for each account of the Fund that is non-networked and that fee ranges from $18.05 to $20.35 per account; however, WISC has agreed to reduce those fees if the number of total Fund accounts within the Fund Complex reaches certain levels.

VI.	The following is added as a new paragraph immediately following the fifth paragraph under the “Investment Advisory and Other Services—Distribution Services” section on page 103:

Under the Plan, for Class T shares, the Fund pays IDI a fee not to exceed 0.25% of the Fund’s average annual net assets attributable to Class T shares, paid daily, to compensate IDI for its costs and expenses in connection with, either directly or through others, the distribution of Class T shares, the provision of personal services to Class T shareholders and/or maintenance of Class T shareholder accounts.

VII.	The following is added as a new section immediately following the “Investment Advisory and Other Services – Sales Charges for Class A and Class E Shares” section on page 111:

Sales Charges for Class T Shares

Class T shares of the Fund are subject to an initial sales charge when purchased, based on the amount of investment, according to the following table:

Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested		Reallowance to Dealers as Percent of Offering Price
under $250,000	2.50%	[	]%	2.50%
$250,000 to less than $500,000	2.00%	[	]	2.00%
$500,000 to less than $1,000,000	1.50%	[	]	1.50%
$1,000,000 and over	1.00%	[	]	1.00%

[1]	Due to the rounding of the NAV and the offering price of the Fund to two decimal places, the actual sales charge percentage calculated on a particular purchase may be higher or lower than the percentage stated above.

VIII.	The second and third paragraphs under the “Trust Shares – The Shares of the Funds” section on page 133 is replaced with the following:

The Fund currently offers the following classes of shares: Class A, Class B, Class C, Class E, Class I, Class R, Class R6, Class T and Class Y, although Class B shares are not available for purchase by new or existing investors, but are available for dividend reinvestment and exchanges. Each class of the Fund represents an interest in the same assets of the Fund and differs as follows: each class of shares has exclusive voting rights on matters appropriately limited to that class.

Class A and Class E shares are subject to an initial sales charge and to an ongoing distribution and/or service fee and certain Class A and Class E shares are subject to a CDSC. Class T shares are subject to an initial sales charge and to an ongoing distribution and/or service fee; however, Class T shares are not subject to a CDSC.

Class B and Class C shares are subject to a CDSC and to ongoing distribution and service fees. Class B shares that have been held by a shareholder for eight years will convert, automatically, eight years after the month in which the shares were purchased, to Class A shares of the Fund, and such conversion will be made, without charge or fee, on the basis of the relative NAV of the two classes. Each class may bear differing amounts of certain class-specific expenses; and each class has a separate exchange privilege. The Fund does not anticipate that there will be any conflicts between the interests of holders of the different classes of its shares by virtue of those classes. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action. Each share of the Fund is entitled to equal dividend, liquidation and redemption rights, except that due to the differing expenses borne by the classes, dividends and liquidation proceeds of Class B shares and Class C shares are expected to be lower than for Class A shares of the Fund. Each fractional share of a class has the same rights, in proportion, as a full share of that class. Each shareholder of the Trust is entitled to one vote for each dollar of NAV of the Fund owned by the shareholder. Shares are fully paid and nonassessable when purchased.

IX.	The fifth paragraph under the “Purchase, Redemption and Pricing of Shares – Purchase of Shares – Minimum Initial and Subsequent Investments” section on page 134 is replaced with the following:

For Class I shares, Class R shares, Class R6 shares, Class T shares and Class Y shares, please check with your selling broker-dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

X.	The following is added as a new subsection immediately following the “Purchase, Redemption and Pricing of Shares – Exchanges for Shares of Other Ivy Funds or Shares of Funds within the InvestEd Portfolios or the Waddell & Reed Advisors Funds – Class R6 Share Exchanges” section on page 142:

Class T Share Exchanges

If you purchased Class T shares of a Fund through your financial intermediary, please contact your financial intermediary to determine its policies to effect an exchange of Class T shares. Eligible shareholders may convert their shares from one class to another class within the Fund upon request by such shareholders or their financial intermediaries. Not all share classes are available through all financial intermediaries or all their account types or programs. To determine whether you are eligible to invest in a specific class of shares, contact your financial intermediary for additional information.

XI.	The second paragraph under the “Purchase, Redemption and Pricing of Shares – Determination of Offering Price” section on page 146 is replaced with the following:

Class A and Class E shares of the Fund are sold at their next determined NAV plus the sales charge, if any, described in the Prospectus. Class T shares of the Fund are sold at their next determined NAV plus the sales charge described in the Prospectus. Sales charges are paid to IDI, the Fund’s underwriter. The price makeup for the Fund as of March 31, 2016, which is the date of the most recent balance sheet for the Fund and which is incorporated into this SAI by reference, is given below.

XII.	The first sentence of the third paragraph under the “Purchase, Redemption and Pricing of Shares – Determination of Offering Price” section on page 153, immediately following the table, is replaced with the following:

The offering price of a Class A, Class E or Class T share is its NAV next calculated following acceptance of a purchase request, in good order, plus the sales charge, as applicable.

Please keep this supplement for future reference.

PART C

OTHER INFORMATION

Item 28.    Exhibits:

(a)	Articles of Incorporation:

	(a)(1)	Declaration of Trust for Ivy Funds, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(a)(2)	Schedule A to Declaration of Trust effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(a)(3)	Schedule A to Declaration of Trust, dated November 12, 2012, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

	(a)(4)	Schedule A to Declaration of Trust, amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(a)(5)	Schedule A to Declaration of Trust, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(a)(6)	Schedule A to Declaration of Trust, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(a)(7)	Schedule A to the Agreement and Declaration of Trust, amended May 20, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

	(a)(8)	Schedule A to the Agreement and Declaration of Trust, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

	(a)(9)	Schedule A to the Agreement and Declaration of Trust, amended January 30, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

	(a)(10)	Schedule A to the Agreement and Declaration of Trust, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

	(a)(11)	Schedule A to the Agreement and Declaration of Trust, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

	(a)(12)	Schedule A to the Agreement and Declaration of Trust, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

	(a)(13)	Schedule A to the Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

	(a)(14)	Schedule A to the Agreement and Declaration of Trust, to be filed in a subsequent Post-Effective Amendment.

(b)	By-laws:

	(b)(1)	By-laws for Ivy Funds, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

(c)	Instruments Defining the Rights of Security Holders:

Articles III, V, VI and VII of the Trust Instrument and Articles II and VI of the Bylaws each define the rights of shareholders.

(d)	Investment Advisory Contracts:

	(d)(1)	Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(d)(4)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Advantus Capital Management, Inc. (Ivy Bond Fund, Ivy Mortgage Securities Fund and Ivy Real Estate Securities Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(d)(5)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Wall Street Associates (Ivy Micro Cap Growth Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(d)(6)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(d)(7)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Cundill Global Value Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(d)(8)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(d)(9)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(d)(10)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(d)(11)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(d)(12)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(d)(13)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and LaSalle Investment Management Securities, LLC and LaSalle Investment Management Securities B.V. (Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund) dated April 1, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(d)(14)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(d)(15)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(d)(16)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Pictet Asset Management Limited and Pictet Asset Management (Singapore) PTE Ltd (Ivy Emerging Markets Local Currency Debt Fund), dated February 26, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(d)(17)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(d)(18)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(d)(19)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Wall Street Associates (Ivy Micro Cap Growth Fund), effective July 2, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(d)(20)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Cundill Global Value Fund), effective February 21, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(d)(21)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(d)(22)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(d)(23)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(d)(24)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(d)(25)	Appendix C to the Shareholder Servicing Agreement between Ivy Funds and Ivy Investment Management Company, amended May 31, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(d)(26)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Apollo Credit Management, LLC (Ivy Apollo Strategic Income Fund and Ivy Apollo Multi-Asset Income Fund) dated October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(d)(27)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and LaSalle Investment Management Securities, LLC and LaSalle Investment Management Securities B.V. (Ivy Apollo Multi-Asset Income Fund) dated October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(d)(28)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(d)(29)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(d)(30)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(d)(31)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(d)(32)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Pictet Asset Management Limited and Pictet Asset Management SA (Ivy Targeted Return Bond Fund) dated December 23, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(d)(33)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(d)(34)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(d)(35)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(d)(36)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

	(d)(37)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and I.G. International Management Ltd. (Ivy IG International Small Cap Fund) dated January 9, 2017, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

	(d)(38)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, to be filed in a subsequent Post-Effective Amendment.

	(d)(39)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, to be filed in a subsequent Post-Effective Amendment.

(e)	Distribution Agreements:

	(e)(1)	Distribution Agreement between Ivy Funds and Ivy Funds Distributor, Inc., dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(e)(2)	Distribution Agreement between Ivy Funds and Ivy Funds Distributor, Inc., as amended May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(f)	Bonus or Profit Sharing Contracts: Not applicable.

(g)	Custodian Agreements:

	(g)(1)	Custodian Agreement between UMB Bank, n.a. and Ivy Funds, dated March 8, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(g)(2)	Rule 17f-5 Delegation Agreement between Ivy Funds and UMB Bank, N.A., dated March 8, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(g)(3)	Appendix B to the Custodian Agreement between UMB Bank, n.a. and Ivy Funds, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(g)(4)	Supplement to the Custodian Agreement between UMB Bank, n.a. and Ivy Funds, dated as of July 1, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(g)(5)	Custody Agreement between The Bank of New York Mellon and Ivy Funds, dated March 9, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(g)(6)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(g)(7)	Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, dated March 9, 2012, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(g)(8)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(g)(9)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(g)(10)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(g)(11)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(g)(12)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

	(g)(13)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

	(g)(14)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

	(g)(15)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

	(g)(16)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

	(g)(17)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

	(g)(18)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

	(g)(19)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

	(g)(20)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

	(g)(21)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

	(g)(22)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

	(g)(23)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

	(g)(24)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, to be filed in a subsequent Post-Effective Amendment.

	(g)(25)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, to be filed in a subsequent Post-Effective Amendment.

(h)	Other Material Contracts:

	(h)(1)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Bond Fund, Ivy Capital Appreciation Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy Mid Cap Growth Fund, Ivy Money Market Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(h)(2)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy New Opportunities Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(h)(3)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund and Ivy International Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(4)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Energy Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(5)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(6)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Large Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(7)	Expense Limitation Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Micro Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(8)	Expense Limitation Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Municipal High Income Fund and Ivy Tax-Managed Equity Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(9)	Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(10)	Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(11)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy New Opportunities Fund, dated April 1, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(h)(12)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Limited-Term Bond Fund, dated May 26, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(h)(13)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Value Fund, dated July 29, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(h)(14)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(15)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Value Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(16)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(17)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Large Cap Growth Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(18)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 9, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(19)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(20)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(21)	Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(h)(22)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(h)(23)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Equity Income Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(h)(24)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(h)(25)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Value Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(h)(26)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(h)(27)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Income Allocation Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(h)(28)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

(h)(29)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(h)(30)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(h)(31)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(h)(32)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund effective March 6, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(h)(33)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund effective March 6, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(h)(34)	Exhibit C to the Administrative and Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(h)(35)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy Global Real Estate Fund, Ivy Global Risk-Managed Real Estate Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Money Market Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated July 1, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(h)(36)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, and Ivy Small Cap Growth Fund, dated July 1, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(h)(37)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated July 1, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(h)(38)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(h)(39)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(h)(40)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(h)(41)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Equity Fund, dated November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

(h)(42)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund, effective February 26, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(h)(43)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund, effective February 26, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(h)(44)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(h)(45)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(h)(46)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(h)(47)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended May 20, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(h)(48)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Mid Cap Income Opportunities Fund, effective August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(h)(49)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Mid Cap Income Opportunities Fund, effective August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(h)(50)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(h)(51)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(h)(52)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended August 12, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(h)(53)	Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, effective August 13, 2014, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

(h)(54)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(h)(55)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(h)(56)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended January 1, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

(h)(57)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended February 24, 2015, filed with Post-Effective Amendment No. 105, and incorporated by reference herein.

(h)(58)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(h)(59)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(h)(60)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(h)(61)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Apollo Strategic Income Fund and Ivy Apollo Multi-Asset Income Fund, effective October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(h)(62)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Apollo Strategic Income Fund and Ivy Apollo Multi-Asset Income Fund, effective October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(h)(63)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(h)(64)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(h)(65)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Targeted Return Bond Fund dated December 21, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(h)(66)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Targeted Return Bond Fund dated December 21, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(h)(67)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(h)(68)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(h)(69)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(h)(70)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(h)(71)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(h)(72)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund dated December 21, 2015, filed with Post-Effective Amendment No. 112, and incorporated by reference herein.

(h)(73)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund dated December 21, 2015, filed with Post-Effective Amendment No. 112, and incorporated by reference herein.

(h)(74)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(h)(75)	Expense Reimbursement Agreement between Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Emerging Markets Equity Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Growth Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy LaSalle Global Real Estate Fund, Ivy LaSalle Global Risk-Managed Real Estate Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(h)(76)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(h)(77)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Emerging Markets Equity Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(h)(78)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Managed International Opportunities Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(h)(79)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Mid Cap Income Opportunities Fund, dated July 28, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(h)(80)	Investment Management Fee Reduction Agreement between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Cundill Global Value Fund, dated July 28, 2016, and effective August 1, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(h)(81)	Investment Management Fee Reduction Agreement between Ivy Investment Management Company and Ivy Funds, on behalf of its series Ivy Real Estate Securities Fund, dated July 28, 2016, and effective August 1, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(h)(82)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy California Municipal High Income Fund dated September 30, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(h)(83)	Expense Reimbursement Agreement between Ivy Funds Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy California Municipal High Income Fund dated September 30, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(h)(84)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(h)(85)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(h)(86)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(h)(87)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(h)(88)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

(h)(89)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy IG International Small Cap Fund, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(h)(90)	Expense Reimbursement Agreement between Ivy Distributors, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy IG International Small Cap Fund, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(h)(91)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(h)(92)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(h)(93)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(h)(94)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(h)(95)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(h)(96)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Bond Fund, Ivy Emerging Markets Equity Fund and Ivy LaSalle Global Real Estate Fund, dated January 9, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(h)(97)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Apollo Multi-Asset Income Fund and Ivy Apollo Strategic Income Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(h)(98)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Emerging Markets Local Currency Debt Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

	(h)(99)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Targeted Return Bond Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

	(h)(100)	Expense Reimbursement Agreement between Ivy Distributors, Inc., and Waddell & Reed Services Company and Ivy Funds, on behalf of its series Ivy Apollo Multi-Asset Income Fund, Ivy Apollo Strategic Income Fund, Ivy Emerging Markets Local Currency Debt Fund and Ivy Targeted Return Bond Fund, dated January 31, 2017, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

	(h)(101)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, to be filed in a subsequent Post-Effective Amendment.

	(h)(102)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, to be filed in a subsequent Post-Effective Amendment.

	(h)(103)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, to be filed in a subsequent Post-Effective Amendment.

	(h)(104)	Schedule A to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, to be filed in a subsequent Post-Effective Amendment.

	(h)(105)	Schedule B to the Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, to be filed in a subsequent Post-Effective Amendment.

(i)	Opinion and Consent of Counsel: To be filed in a subsequent Post-Effective Amendment.

(j)	Consent of Independent Registered Public Accounting Firm: To be filed in a subsequent Post-Effective Amendment.

(k)	Omitted Financial Statements: Not applicable.

(l)	Initial Capital Agreements: Not applicable.

(m)	Rule 12b-1 Plans:

	(m)(2)	Distribution and Service Plan, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein..

(n)	Rule 18f-3 Plans:

	(n)(1)	Multiple Class Plan for Ivy Funds, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(n)(2)	Appendix A to the Multiple Class Plan for Ivy Funds, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(n)(3)	Appendix A to the Multiple Class Plan for Ivy Funds effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(n)(4)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

	(n)(5)	Appendix A to the Multiple Class Plan for Ivy Funds, amended February 26, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

	(n)(6)	Appendix A to the Multiple Class Plan for Ivy Funds, amended November 12, 2013, filed with Post-Effective Amendment No. 90, and incorporated by reference herein.

	(n)(7)	Appendix A to the Multiple Class Plan for Ivy Funds, amended November 12, 2013 and March 17, 2014, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

	(n)(8)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

	(n)(9)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 100, and incorporated by reference herein.

	(n)(10)	Appendix A to the Multiple Class Plan for Ivy Funds, amended January 30, 2015, filed with Post-Effective Amendment No. 102, and incorporated by reference herein.

	(n)(11)	Appendix A to the Multiple Class Plan for Ivy Funds, amended October 1, 2015, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

	(n)(12)	Appendix A to the Multiple Class Plan for Ivy Funds, amended November 17, 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

	(n)(13)	Appendix A to the Multiple Class Plan for Ivy Funds, amended and effective October 3, 2016, filed with Post-Effective Amendment No. 117, and incorporated by reference herein.

	(n)(14)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

	(n)(15)	Appendix A to the Multiple Class Plan for Ivy Funds, to be filed in a subsequent Post-Effective Amendment.

(p)	Codes of Ethics:

Code of Ethics, as amended August 2007, filed by EDGAR on May 30, 2008 as EX-99.B(p)code to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A and incorporated by reference herein.

Code of Ethics pursuant to the Sarbanes-Oxley Act of 2002, filed by EDGAR on January 28, 2004 as EX-99.B(p)code-so-ivy to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A and incorporated by reference herein.

(p)(1) Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, Waddell & Reed InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, doing business as WI Services Company, as revised May 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(p)(2) Code of Ethics for Advantus Capital Management, Inc., dated January 2009, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(p)(3) Code of Ethics for Mackenzie Financial Corporation, dated October 2008, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(p)(4) Code of Ethics for Wall Street Associates, dated December 2009, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(p)(5) Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, Waddell & Reed InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, doing business as WI Services Company (WISC), as revised May 2011, filed with Post-Effective Amendment No. 72, and incorporated by reference herein.

(p)(6) Code of Ethics for Mackenzie Financial Corporation, dated April 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(p)(7) Code of Ethics for Advantus Capital Management, Inc., dated May 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(p)(8) Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc., and Waddell & Reed Services Company, doing business as WI Services Company, as revised November 2012, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

(p)(9) Code of Ethics for LaSalle Investment Management (Securities), L.P., LaSalle Investment Management Securities B.V. and LaSalle Investment Management Securities Hong Kong, effective January 24, 2013, filed with Post-Effective Amendment No. 82, and incorporated by reference herein.

(p)(10) Code of Ethics for Wall Street Associates, dated December 2012, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(p)(11) Code of Ethics for Advantus Capital Management, Inc. and Affiliates, dated April 10, 2013, filed with Post-Effective Amendment No. 84, and incorporated by reference herein.

(p)(12) Code of Ethics for Pictet Asset Management, dated July 2013, filed with Post-Effective Amendment No. 95, and incorporated by reference herein.

(p)(13) Code of Ethics for Advantus Capital Management, Inc., dated January 31, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(p)(14) Code of Ethics for LaSalle Investment Management (Securities), L.P., LaSalle Investment Management Securities B.V. and LaSalle Investment Management Securities Hong Kong, effective April 7, 2014, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(p)(15) Code of Ethics for Mackenzie Financial Corporation, dated October 2012, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(p)(16) Code of Ethics for Wall Street Associates, dated December 2013, filed with Post-Effective Amendment No. 98, and incorporated by reference herein.

(p)(17) Code of Ethics for LaSalle Investment Management (Securities), L.P., LaSalle Investment Management Securities B.V. and LaSalle Investment Management Securities Hong Kong, amended March 25, 2015, filed with Post-Effective Amendment No. 105, and incorporated by reference herein.

(p)(18) Code of Ethics for Apollo Credit Management, LLC, amended July 2014, filed with Post-Effective Amendment No. 107, and incorporated by reference herein.

(p)(19) Code of Ethics for Pictet Asset Management, amended March 2015, filed with Post-Effective Amendment No. 110, and incorporated by reference herein.

(p)(20) Code of Ethics for LaSalle Investment Management Securities, effective March 14, 2016, filed with Post-Effective Amendment No. 115, and incorporated by reference herein.

(p)(21) Investors Group Inc. Personal Trading Conduct Policy for Directors and Access Persons, dated April 28, 2010, filed with Post-Effective Amendment No. 121, and incorporated by reference herein.

(p)(22) Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Funds, Ivy NextShares, Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, doing business as WI Services Company, and Ivy High Income Opportunities Fund, as revised August 2015, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

(p)(23) Code of Ethics for Apollo Credit Management, LLC, amended October 2016, filed with Post-Effective Amendment No. 124, and incorporated by reference herein.

Item 29. Persons Controlled by or Under Common Control with Registrant: Not applicable.

Item 30. Indemnification

Reference is made to Article VII of the Trust Instrument of the Registrant, filed by EDGAR on January 29, 2010 as Exhibit (a)(1) to Post-Effective Amendment No. 65 and to Article VI of the Distribution Agreement, filed by EDGAR on January 29, 2010 as Exhibit (e)(1) to Post-Effective Amendment No. 65, each of which provides indemnification. Also refer to Section 3817 of the Delaware Statutory Trust Act.

Registrant undertakes to carry out all indemnification provisions of its Trust Instrument, Bylaws, and the above-described contracts in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

Ivy Investment Management Company (IICO) is the investment manager of the Registrant. Under the terms of an Investment Management Agreement between IICO and the Registrant, IICO is to provide investment management services to the Registrant. IICO is a corporation which is not engaged in any business other than the provision of investment management services to those registered investment companies described in Part A and Part B of the Registration Statement and to other investment advisory clients.

Each director and executive officer of IICO has had as his sole business, profession, vocation or employment during the past two years only his duties as an executive officer and/or employee of IICO or its predecessors, except as to persons who are directors and/or officers of the Registrant and have served in the capacities shown in the Statement of Additional Information (SAI) of the Registrant. The address of the officers is 6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200.

As to each director and officer of IICO, reference is made to Part A and Part B of the Prospectus and SAI of this Registrant.

Item 32. Principal Underwriter and Distributor

(a) Ivy Distributors, Inc. (IDI) has served as principal underwriter and distributor to the Funds. Pursuant to the Principal Underwriting Agreement, IDI offers the Fund’s shares through financial advisors of Waddell & Reed, Inc. and Legend Equities Corporation (Legend) and sales managers and through other broker-dealers, banks and other appropriate intermediaries (the sales force). IDI also is the principal underwriter to the Ivy Variable Insurance Portfolios.

(b) The information contained in the underwriter’s application on Form BD, as filed on December 14, 2016, SEC No. 8-27030, under the Securities Exchange Act of 1934, is herein incorporated by reference.

(c) No compensation was paid by the Registrant to any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person.

Item 33. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are under the possession of Mr. Joseph W. Kauten and Mr. Philip A. Shipp, as officers of the Registrant, each of whose business address is Post Office Box 29217, Shawnee Mission, Kansas 66201-9217.

Item 34. Management Services

There are no service contracts other than as discussed in Part A and B of the Registration Statement and listed in response to the Item numbers contained herein in this Part C of this Post-Effective Amendment.

Item 35. Undertakings: Not applicable.

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, That the undersigned, IVY FUNDS (hereinafter called the Trust), and certain trustees and officers for the Trust, do hereby constitute and appoint PHILIP J. SANDERS, WENDY J. HILLS, J. J. RICHIE and PHILIP A. SHIPP, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable the Trust to comply with the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, including specifically, but without limitation of the foregoing, power and authority to sign the names of each of such trustees and officers in his/her behalf as such trustee or officer as indicated below opposite his/her signature hereto, to any Registration Statement and to any amendment or supplement to the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and to any instruments or documents filed or to be filed as a part of or in connection with such Registration Statement or amendment or supplement thereto; and each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

Date:    January 1, 2017

/s/ Philip J. Sanders	/s/ Frank J. Ross, Jr.
Philip J. Sanders, President	Frank J. Ross, Jr., Trustee

/s/ Joseph Harroz, Jr.	/s/ Michael G. Smith
Joseph Harroz, Jr., Chairman and Trustee	Michael G. Smith, Trustee

/s/ Jarold W. Boettcher	/s/ Edward M. Tighe
Jarold W. Boettcher, Trustee	Edward M. Tighe, Trustee

/s/ James M. Concannon
James M. Concannon, Trustee

/s/ John A. Dillingham
John A. Dillingham, Trustee

/s/ James D. Gressett
James D. Gressett, Trustee

/s/ Henry J. Herrmann
Henry J. Herrmann, Trustee

/s/ Glendon E. Johnson, Jr.
Glendon E. Johnson, Jr., Trustee

Attest:

/s/ Wendy J. Hills
Wendy J. Hills, Secretary

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Overland Park, and State of Kansas, on the 1st day of February, 2017.

IVY FUNDS

a Delaware statutory trust

(Registrant)

By /s/Philip J. Sanders

Philip J. Sanders, President

Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 1st day of February, 2017.

Signatures	Title

/s/Joseph Harroz, Jr.*	Chairman and Trustee
Joseph Harroz, Jr.

/s/Philip J. Sanders	President
Philip J. Sanders

/s/Joseph W. Kauten	Vice President, Treasurer, Principal Financial Officer
Joseph W. Kauten	and Principal Accounting Officer

/s/Jarold W. Boettcher*	Trustee
Jarold W. Boettcher

/s/James M. Concannon*	Trustee
James M. Concannon

/s/John A. Dillingham*	Trustee
John A. Dillingham

/s/James D. Gressett*	Trustee
James D. Gressett

/s/Henry J. Herrmann*	Trustee
Henry J. Herrmann

/s/Glendon E. Johnson, Jr.*	Trustee
Glendon E. Johnson, Jr.

/s/Frank J. Ross, Jr.*	Trustee
Frank J. Ross, Jr.

/s/Michael G. Smith*	Trustee
Michael G. Smith

/s/Edward M. Tighe*	Trustee
Edward M. Tighe

*By:	/s/Philip A. Shipp
Philip A. Shipp
Attorney-in-Fact

ATTEST:	/s/Wendy J. Hills
Wendy J. Hills
Secretary